MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated April 7, 2015 to the

Statement of Additional Information dated March 1, 2015 (the “SAI”)

for the following Series and Classes of the Fund:

Pro-Blend Conservative Term Series (Class S, I, C and R)

Pro-Blend Moderate Term Series (Class S, I, C and R)

Pro-Blend Extended Term Series (Class S, I, C and R)

Pro-Blend Maximum Term Series (Class S, I, C and R)

(together, the “Pro-Blend Series”)

Target Income Series (Class K, I, and R)

Target 2010 Series (Class K, I, and R)

Target 2015 Series (Class K, I, and R)

Target 2020 Series (Class K, I, and R)

Target 2025 Series (Class K, I, and R)

Target 2030 Series (Class K, I, and R)

Target 2035 Series (Class K, I, and R)

Target 2040 Series (Class K, I, and R)

Target 2045 Series (Class K, I, and R)

Target 2050 Series (Class K, I, and R)

Target 2055 Series (Class K, I, and R)

Target 2060 Series (Class K, I, and R)

(together, the “Target Series”)

Overseas Series

Equity Series

Tax Managed Series (Class A)

Disciplined Value Series (Class I and S)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Manning & Napier Advisors, LLC (the “Advisor) has made a number of changes to its organizational structure and the roles and responsibilities of its investment professionals, including naming Ebrahim Busheri to the newly-created Director of Investments position, which replaces the Co-Directors of Research positions formerly held by Jeffrey S. Coons and Jeffrey Herrmann. Accordingly, the “Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Portfolio Managers

This section includes information about the investment professionals that serve on the Series’ Portfolio Management Teams, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

Except as otherwise noted, the share ownership information is current as of October 31, 2014.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Seriescovered by this SAI	Aggregate Dollar Range of Equity Securities Beneficially Owned By the Portfolio Manager in All Manning & Napier Fund Series
Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Equity Series, Pro-Blend Series, Target Series and Tax Managed Series Portfolio Management Teams	Equity Series –
between $100,001

and $500,000

Overseas Series – between

$100,001 and $500,000

Tax Managed Series –
between

$10,001 and $50,000

Disciplined Value Series –
between

$100,001 and $500,000

Pro-
Blend Extended Term Series –

between $100,001 and $500,000

Pro-Blend Conservative
Term – between $10,001
and $50,000

Between $500,001 and $1,000,000

Marc Bushallow, CFA, Director of Fixed Income*	Member of Pro-Blend Series Portfolio Management Team	Pro-Blend Extended Term Series – between $100,001 and $500,000	Between $100,001 and $500,000

Ebrahim Busheri, CFA Senior Analyst/Managing Director of Emerging Growth Group	Member of Equity Series, Overseas Series, Pro-Blend Series, Target Series and Tax Managed Series Portfolio Management Teams	Equity Series – between $100,001 and $500,000	Between $100,001 and $500,000

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Overseas Series Portfolio Management Team	Disciplined Value Series – between $100,001 and $500,000	Between $100,001 and $500,000

Jay R. Feuerstein, Managing Director of Alternative Strategies Group	Member of Pro-Blend Series Portfolio Management Team	Pro-Blend Extended Term Series – between $10,001- $50,000	Between $10,001 and $50,000

Jeffrey A. Herrmann, CFA, Investment Strategist	Member of Pro-Blend Series, Target Series and Tax Managed Series Portfolio Management Teams	Pro- Blend Extended Term Series – between $10,001 and $50,000 Pro-Blend Maximum Term – between $10,001 and $50,000 Equity Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

Christopher F. Petrosino, CFA, Senior Analyst/Managing Director of Quantitative Strategies Group	Member of Pro-Blend Series and Disciplined Value Series Portfolio Management Teams	Overseas Series – between $50,001 and $100,000 Equity Series – between $100,001 and $500,000 Disciplined Value Series – between $50,001 and $100,000	Between $100,001 and $500,000

Ajay Sadarangani, CFA, Senior Analyst/Managing Director of Emerging Growth Group*	Member of Overseas Series Portfolio Management Team	Overseas Series – between $100,001 and $500,000 Equity Series – between $100,001 and $500,000	Between $100,001 and $500,000

Richard J. Schermeyer, III, CFA, Analyst	Member of Disciplined Value Series Portfolio Management Team	Equity Series – between $50,001 and $100,000 Overseas Series – between $50,001 and $100,000	Between $100,001 and $500,000

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Seriescovered by this SAI	Aggregate Dollar Range of Equity Securities Beneficially Owned By the Portfolio Manager in All Manning & Napier Fund Series
Marc Tommasi, Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/ Managing Director of Global Strategies Group	Member of Pro-Blend Series, Target Series, Overseas Series, and Tax Managed Series Portfolio Management Teams	Pro-Blend Extended Term Series – Over $1,000,000	Over $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Equity Series Portfolio Management Team	Pro-Blend Maximum Term Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

Jeffrey M. Tyburski, CFA, Senior Analyst	Member of Disciplined Value Series Portfolio Management Team	None	None

Jay M. Welles, CFA, Senior Analyst*	Member of Equity Series Portfolio Management Team	Pro-Blend Maximum Term Series – between $500,001 and $1,000,000	Between $500,001 and $1,000,000

*	Holdings information as of December 31, 2014.

Compensation. The members of the Series’ Portfolio Management Teams are compensated by the Advisor. Compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful employees. The bonus system has been established to provide a strong incentive for employees to make investment decisions in the best interest of MNA’s clients, including Series shareholders.

The Advisor has a bonus system based on the performance of individual securities and/or the overall pre-tax performance of the portfolio. In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles, including both absolute return hurdles (e.g., 0% or positive returns) and benchmark-relative return hurdles (e.g., S&P 500 Index for US equities, Barclays Aggregate Index for fixed income, etc.). A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks. In addition, all members of the Portfolio Management Teams may receive bonuses based on the performance of the portfolio as a whole, using the methodology described above.

Additional compensation may be provided to certain employees at the discretion of the Director of Investments. Also, certain employees may be selected to purchase equity in the Advisor based upon a combination of performance and tenure. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of clients. The Advisor may utilize a bonus when recruiting new employees to help defray relocation costs, if applicable.

Management of Other Portfolios. The Advisor’s equity portfolio managers manage the equity Series of the Fund, separate accounts with equity objectives, and the equity portions of mixed asset class mutual funds, other pooled investment vehicles, and separate accounts. Due to the Advisor’s team-based approach, each portfolio manager listed below that manages accounts using the Advisor’s main analyst-driven fundamental investment process has portfolio management responsibility for each such account, while Christopher Petrosino, Richard J. Schermeyer and Jeffrey M. Tyburski have portfolio management responsibility for the accounts that they manage using a disciplined screening process.

None of these accounts is subject to a performance-based fee. Except as otherwise noted, this information is as of October 31, 2014.

The information in the table below excludes the Series in this SAI.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	10	$7,022,240,694	18	$6,628,995,863	7,960	$24,000,056,141
Ebrahim Busheri	10	$7,022,240,694	18	$6,628,995,863	7,960	$24,000,056,141
Jeffrey W. Donlon	10	$7,022,240,694	18	$6,628,995,863	7,960	$24,000,056,141
Jeffrey A. Herrmann	10	$7,022,240,694	18	$6,628,995,863	7,960	$24,000,056,141
Christopher F. Petrosino	3	$42,940,986	25	$5,597,171,478	7,256	$14,147,293,973
Ajay Sadarangani**	11	$5,673,401,844	28	$6,682,678,196	7,974	$24,211,717,868
Richard J. Schermeyer, III	2	$42,420,532	10	$4,911,099	150	$952,798,549
Marc Tommasi	10	$7,022,240,694	18	$6,628,995,863	7,960	$24,000,056,141
Virge J. Trotter, III	10	$7,022,240,694	18	$6,628,995,863	7,960	$24,000,056,141
Jeffrey M. Tyburski	2	$42,420,532	10	$4,911,099	150	$952,798,549
Jay M. Welles**	11	$5,673,401,844	28	$6,682,678,196	7,974	$24,211,717,868

*	At times assets of the Other Accounts in column 3 may be invested in series of the Fund.
**	Information as of December 31, 2014.

Marc Bushallow leads the Advisor’s Fixed Income Group, which manages the fixed income Series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class mutual funds, other pooled investment vehicles, and separate accounts. These accounts are not subject to performance-based fees. This information is as of December 31, 2014.

The information in the table below excludes the Series in this SAI.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets*
Marc Bushallow	6	$78,829,905	25	$5,613,578,754	207	$1,118,005,551

*	At times assets of the Other Accounts in column 3 may be invested in series of the Fund.

Jay R. Feuerstein leads the Advisor’s Alternative Strategies Group, which manages separate accounts with managed futures objectives, and the options and managed futures portions of mixed asset class mutual funds, other pooled investment vehicles, and separate accounts. This information is as of October 31, 2014.

The information in the table below excludes the Series in this SAI.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets	Number of Accts	Total Assets	Number of Accts	Total Assets*
Jay R. Feuerstein	0	$0	15	$5,592,260,379	11	$26,549,218

*	Includes 10 accounts with assets under management of $29,575,474 that are subject to performance-based advisory fees.

Management of Conflicts of Interest. The Advisor’s management of other accounts may give rise to potential conflicts of interest in connection with its management of the Series’ investments, on the one hand, and the investments of the other accounts, on the other. The Advisor may, for example, have an incentive to favor accounts with higher fees or performance-based fees in the allocation of investment opportunities. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. For equities, the Advisor uses a computer-generated allocation methodology utilizing either a random or pro rata based methodology to objectively assign the order of execution among accounts. In the event of a partially filled aggregate fixed income order, the Advisor frequently allocates securities first to the Series of the Fund and the Manning & Napier Collective Investment Trust Funds and then assigns the balance of the order among other accounts. Each account that participates in an aggregated order on a particular execution will participate at the average security price with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base.

To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

Occasionally, such as when purchasing new bond issues, the Advisor’s Fixed Income Group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be higher or lower than that of the initial issue.

SAI Supp 10/31 April 2015